Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Schedule of inventories

	As of December 31,
(in thousands of $)	2025	2024	2023
Raw materials and consumables	$335,540	$337,832	$240,836
Inventories in process	55,535	26,357	47,074
Finished goods	82,455	43,044	22,640
Total inventories	$473,530	$407,233	$310,550